Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve
A.    Wells unassigned to a reserve

	2022		2021
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	18,639,136	21,435,160
Additions to construction in progress	34,291,324		25,377,983
Transfers against expenses	(13,911,491)		(12,565,711)
Transfers against fixed assets	(10,630,314)		(15,608,296)
Balance at the end of the year	Ps.	28,388,655	18,639,136

Schedule of Other Components of Intangible Assets
B.    Other intangible assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2022	Ps.	5,258,823	1,845,848	Ps.	7,104,671
Additions	1,016,283		23,951	1,040,234
Effects of foreign exchange	(33,617)		(105,591)	(139,208)
	6,241,489		1,764,208	8,005,697
Amortization accumulated
Balance as of January 1, 2022	(4,950,315)		(777,346)	(5,727,661)
Additions	(195,948)		—	(195,948)
Amortization	(492,311)		(24,031)	(516,342)
Effects of foreign exchange	25,486		45,047	70,533
	(5,613,088)		(756,330)	(6,369,418)
Balance as of December 31, 2022	Ps.	628,401	1,007,878	Ps.	1,636,279
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions		Total
Cost
Balance as of January 1, 2021	Ps.	4,885,305	1,769,100		6,654,405
Additions	416,070		20,165		436,235
Disposals	(35,885)		—		(35,885)
Effects of foreign exchange	(6,667)		56,583		49,916
	5,258,823		1,845,848		7,104,671
Amortization accumulated
Balance as of January 1, 2021	Ps.	(4,592,114)	(721,667)		(5,313,781)
Disposals	32,561		—		32,561
Amortization	(371,115)		(32,180)		(403,295)
Effects of foreign exchange	(19,647)		(23,499)		(43,146)
	(4,950,315)		(777,346)		(5,727,661)
Balance as of December 31, 2021	Ps.	308,508	Ps.	1,068,502	Ps.	1,377,010
Useful lives	1 to 3 years		Up to 36 years